UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22638

Arrow Investments Trust
(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100, Laurel MD	20707
(Address of principal executive offices)	(Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-260-0162

Date of fiscal year end:	1/31

Date of reporting period:	1/31/26

Item 1. Reports to Stockholders.

(a)

Arrow Reserve Capital Management ETF

(ARCM) Cboe BZX Exchange, Inc.

Annual Shareholder Report - January 31, 2026

Fund Overview

This annual shareholder report contains important information about Arrow Reserve Capital Management ETF for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://arrowfunds.com/default.aspx?menuitemid=521. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Reserve Capital Management ETF	$51	0.50%

How did the Fund perform during the reporting period?

Fund Performance Summary

For the fiscal year ended January 31, 2026, the Fund gained 4.04% (NAV) and 4.02% (Market Price), compared to the FTSE Treasury Bill 6 Month Index 4.42%. The Fund’s performance was supported by its focus on short-duration fixed-income securities, which positioned it well amid interest rate fluctuations and shifting monetary policies.

Market Conditions and Economic Factors

Over the period 2/1/2025–1/31/2026, the Fed’s easing cycle pushed the effective fed funds rate down from 4.33% to 3.64%, supporting income available in ultrashort and short-maturity bonds and keeping cash-like yields attractive. Longer-maturity rates were more volatile as the yield curve steepened/normalized and term premium shifted, which tended to favor short-duration positioning over long duration. Corporate credit generally held up, with income doing most of the work as spreads stayed relatively contained.

Investment Strategy and Portfolio Adjustments

• Short-Duration Focus: Maintained exposure to high-quality short-term bonds to optimize return and manage rate sensitivity.

• Liquidity Management: Balanced Treasury instruments and corporate credit to ensure stability.

• Risk Mitigation: Hedged against interest rate fluctuations through strategic allocation adjustments.

Risk Factors and Outlook

The fund remains positioned for stability, leveraging short-duration bonds and capital preservation strategies to navigate uncertain rate environments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Arrow Reserve Capital Management ETF - NAV
FTSE Treasury Bill 6 Month USD Index
Bloomberg U.S. Treasury Index
$16,000
$12,000
$8,000
$4,000
$0
$12,528
$12,250
$11,257
03/30/17
01/31/18
01/31/19
01/31/20
01/31/21
01/31/22
01/31/23
01/31/24
01/31/25
01/31/26

Table Summary
	Arrow Reserve Capital Management ETF - NAV	FTSE Treasury Bill 6 Month USD Index	Bloomberg U.S. Treasury Index
03/30/17	$10,000	$10,000	$10,000
01/31/18	$10,089	$10,085	$10,037
01/31/19	$10,280	$10,287	$10,311
01/31/20	$10,524	$10,526	$11,234
01/31/21	$10,602	$10,595	$11,731
01/31/22	$10,558	$10,602	$11,350
01/31/23	$10,673	$10,794	$10,381
01/31/24	$11,212	$11,376	$10,508
01/31/25	$11,774	$11,999	$10,653
01/31/26	$12,250	$12,528	$11,257

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (March 30, 2017)
Arrow Reserve Capital Management ETF - NAV	4.04%	2.93%	2.32%
FTSE Treasury Bill 6 Month USD Index	4.42%	3.41%	2.58%
Bloomberg U.S. Treasury Index	5.67%	-0.82%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-277-6933.

Fund Statistics

  Net Assets$51,088,189
  Number of Portfolio Holdings93
  Advisory Fee (net of waivers)$50,830
  Portfolio Turnover80%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	60.1%
U.S. Government & Agencies	39.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 36.7%
Financials 17.2%
Industrials 11.1%
Utilities 10.3%
Technology 5.2%
Consumer Staples 3.7%
Real Estate 2.5%
Consumer Discretionary 2.3%
Health Care 1.9%
Energy 0.6%
Materials 0.4%
Communications 0.2%
Other Assets in Excess of Liabilities 7.9%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.9%
Communications	0.2%
Materials	0.4%
Energy	0.6%
Health Care	1.9%
Consumer Discretionary	2.3%
Real Estate	2.5%
Consumer Staples	3.7%
Technology	5.2%
Utilities	10.3%
Industrials	11.1%
Financials	17.2%
U.S. Treasury Obligations	36.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.450%, 03/05/26	9.1%
United States Treasury Bill, 3.370%, 02/24/26	9.0%
United States Treasury Bill, 3.550%, 04/09/26	3.9%
United States Treasury Note, 4.375%, 07/31/26	3.1%
United States Treasury Note, 4.500%, 03/31/26	2.7%
United States Treasury Bill, 3.550%, 04/14/26	2.3%
Allstate Corporation (The), 3.280%, 12/15/26	2.2%
United States Treasury Note, 0.750%, 05/31/26	2.0%
Southern Company (The), 3.250%, 07/01/26	2.0%
Duke Energy Corporation, 2.650%, 09/01/26	1.9%

Material Fund Changes

No material changes occurred during the year ended January 31, 2026.

Arrow Reserve Capital Management ETF

Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://arrowfunds.com/default.aspx?menuitemid=521), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 013126-ARCM

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Robert S. Andrialis is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Andrialis is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 - $ 13,725

2025 - $ 13,725

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 – $ 3,000

2025 – $ 3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended January 31, 2025, and 2026 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended January 31, 2025, and 2026 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Robert S. Andrialis, Paul Montgomery and Thomas T. Sarkany.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Arrow Reserve Capital Management ETF

ARCM

Annual Financial Statements
and Additional Information

January 31, 2026

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.4%
	AEROSPACE & DEFENSE — 4.3%
743,000	Northrop Grumman Corporation	3.2000	02/01/27	$738,894
524,000	RTX Corporation	5.0000	02/27/26	524,119
193,000	RTX Corporation	3.5000	03/15/27	192,312
761,000	Textron, Inc.	3.6500	03/15/27	758,287
				2,213,612
	BANKING — 6.1%
86,000	Bank of America Corporation	3.5000	04/19/26	85,934
192,000	Citigroup, Inc.	3.4000	05/01/26	191,834
282,000	Citigroup, Inc.	3.2000	10/21/26	280,820
334,000	Citizens Financial Group, Inc.	2.8500	07/27/26	332,054
162,000	JPMorgan Chase & Company	3.3000	04/01/26	161,867
21,000	JPMorgan Chase & Company	3.2000	06/15/26	20,958
500,000	JPMorgan Chase Bank NA	5.1100	12/08/26	505,386
375,000	PNC Financial Services Group, Inc. (The)	3.1500	05/19/27	371,718
250,000	Synchrony Bank	5.6250	08/23/27	254,688
58,000	US Bancorp Series MTN	3.1000	04/27/26	57,885
581,000	Wells Fargo & Company	3.0000	04/22/26	579,960
250,000	Wells Fargo Bank NA	5.4500	08/07/26	251,765
				3,094,869
	BIOTECH & PHARMA — 0.3%
163,000	Gilead Sciences, Inc.	3.6500	03/01/26	162,955

	CHEMICALS — 0.4%
216,000	Sherwin-Williams Company (The)	3.4500	06/01/27	214,746

	ELECTRIC UTILITIES — 10.3%
518,000	Dominion Energy, Inc.	2.8500	08/15/26	515,053
208,000	Dominion Energy, Inc.	3.6000	03/15/27	207,297
973,000	Duke Energy Corporation	2.6500	09/01/26	966,190
701,000	Entergy Corporation	2.9500	09/01/26	696,894
68,000	Entergy Texas, Inc.	1.5000	09/01/26	67,023
255,000	Evergy Kansas Central, Inc.	3.1000	04/01/27	252,897
70,000	Eversource Energy	4.7500	05/15/26	70,156
640,000	Exelon Corporation	3.4000	04/15/26	639,349
123,000	Exelon Corporation	2.7500	03/15/27	121,460

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2026

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.4% (Continued)
	ELECTRIC UTILITIES — 10.3% (Continued)
641,000	PPL Capital Funding, Inc.	3.1000	05/15/26	$639,514
1,000,000	Southern Company (The)	3.2500	07/01/26	998,181
85,000	WEC Energy Group, Inc.	5.6000	09/12/26	85,745
				5,259,759
	ELECTRICAL EQUIPMENT — 2.9%
155,000	Carrier Global Corporation(a)	2.4930	02/15/27	152,879
207,000	Carrier Global Corporation	2.4930	02/15/27	204,168
305,000	Hubbell, Inc.	3.1500	08/15/27	301,194
811,000	Johnson Controls International plc	3.9000	02/14/26	811,017
				1,469,258
	FOOD — 2.0%
480,000	Kellogg Company	3.2500	04/01/26	479,586
509,000	The Campbell’s Company	5.2000	03/19/27	515,592
				995,178
	HEALTH CARE FACILITIES & SERVICES — 1.1%
535,000	Quest Diagnostics, Inc.	3.4500	06/01/26	534,012

	INSTITUTIONAL FINANCIAL SERVICES — 2.6%
264,000	Bank of New York Mellon Corporation (The)	2.8000	05/04/26	263,338
287,000	Goldman Sachs Group, Inc. (The)	3.5000	11/16/26	286,338
452,000	Goldman Sachs Group, Inc. (The)	3.8500	01/26/27	452,045
250,000	State Street Bank & Trust Company	4.5940	11/25/26	251,794
62,000	State Street Corporation	5.2720	08/03/26	62,383
				1,315,898
	INSURANCE — 6.0%
1,124,000	Allstate Corporation (The)	3.2800	12/15/26	1,119,264
513,000	Chubb INA Holdings, Inc.	3.3500	05/03/26	512,634
202,000	CNA Financial Corporation	3.4500	08/15/27	200,298
486,000	Loews Corporation	3.7500	04/01/26	485,887
163,000	Marsh & McLennan Companies, Inc.	3.7500	03/14/26	163,003
374,000	Principal Financial Group, Inc.	3.1000	11/15/26	371,869
137,000	Principal Life Global Funding II(a)	5.0000	01/16/27	138,470
68,000	Prudential Financial, Inc.	1.5000	03/10/26	67,842
				3,059,267

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2026

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.4% (Continued)
	LEISURE FACILITIES & SERVICES — 0.4%
202,000	Marriott International, Inc.	5.4500	09/15/26	$203,680

	MEDICAL EQUIPMENT & DEVICES — 0.5%
162,000	Boston Scientific Corporation	3.7500	03/01/26	161,965
116,000	Stryker Corporation	3.5000	03/15/26	115,948
				277,913
	OIL & GAS PRODUCERS — 0.6%
306,000	Exxon Mobil Corporation	3.0430	03/01/26	305,831

	REAL ESTATE INVESTMENT TRUSTS — 2.5%
26,000	Realty Income Corporation	0.7500	03/15/26	25,907
77,000	Realty Income Corporation	4.8750	06/01/26	77,074
367,000	Realty Income Corporation	4.4500	09/15/26	367,776
713,000	Tanger Properties, L.P.	3.1250	09/01/26	708,509
78,000	Tanger Properties, L.P.	3.8750	07/15/27	77,712
				1,256,978
	RETAIL - DISCRETIONARY — 2.0%
499,000	Lowe’s Companies, Inc.	4.8000	04/01/26	499,466
496,000	Ross Stores, Inc.	4.7000	04/15/27	497,967
				997,433
	SEMICONDUCTORS — 1.3%
10,000	Broadcom, Inc.	3.4590	09/15/26	9,981
35,000	Intel Corporation	4.8750	02/10/26	35,003
336,000	Intel Corporation	2.6000	05/19/26	334,678
82,000	Intel Corporation	3.7500	03/25/27	81,792
208,000	Intel Corporation	3.1500	05/11/27	205,969
				667,423
	SOFTWARE — 1.4%
190,000	Oracle Corporation	1.6500	03/25/26	189,335
548,000	Oracle Corporation	2.6500	07/15/26	544,146
				733,481
	SPECIALTY FINANCE — 2.5%
507,000	Capital One Financial Corporation	3.7500	07/28/26	506,256
332,000	Penske Truck Leasing Company Lp / PTL Finance(a)	5.7500	05/24/26	333,299

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2026

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.4% (Continued)
	SPECIALTY FINANCE — 2.5% (Continued)
461,000	Synchrony Financial	3.7000	08/04/26	$460,086
				1,299,641
	TECHNOLOGY HARDWARE — 1.0%
493,000	Apple, Inc.	0.7000	02/08/26	492,710

	TECHNOLOGY SERVICES — 1.5%
269,000	International Business Machines Corporation	3.4500	02/19/26	268,930
492,000	International Business Machines Corporation	3.3000	05/15/26	491,356
				760,286
	TELECOMMUNICATIONS — 0.2%
117,000	AT&T, Inc.	2.9500	07/15/26	116,484

	TOBACCO & CANNABIS — 1.7%
670,000	Altria Group, Inc.	4.4000	02/14/26	669,878
203,000	Philip Morris International, Inc.	2.7500	02/25/26	202,850
				872,728
	TRANSPORTATION & LOGISTICS — 3.8%
724,000	FedEx Corporation	3.2500	04/01/26	723,134
575,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	574,936
670,000	Norfolk Southern Corporation	2.9000	06/15/26	667,639
				1,965,709

	TOTAL CORPORATE BONDS (Cost $28,237,861)			28,269,851

Principal
Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 36.7%
	U.S. TREASURY BILLS — 26.6%
4,621,000	United States Treasury Bill(b)	3.3700	02/24/26	4,610,782
488,000	United States Treasury Bill(b)	3.4500	03/03/26	486,576
4,670,000	United States Treasury Bill(b)	3.4500	03/05/26	4,655,484
308,000	United States Treasury Bill(b)	3.5300	03/17/26	306,666
2,022,000	United States Treasury Bill(b)	3.5500	04/09/26	2,008,719
1,203,000	United States Treasury Bill(b)	3.5500	04/14/26	1,194,524
246,000	United States Treasury Bill(b)	3.5600	04/16/26	244,214

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Continued)
January 31, 2026

Principal
Amount ($)		Spread	Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 36.7% (Continued)
	U.S. TREASURY BILLS — 26.6% (Continued)
94,000	United States Treasury Bill(b)		3.6000	05/26/26	$92,947
					13,599,912

			Coupon Rate (%)
	U.S. TREASURY NOTES — 10.1%
925,000	United States Treasury Floating Rate Note(c)	USBMMY3M + 0.150%	3.7630	04/30/26	925,225
1,374,000	United States Treasury Note		4.5000	03/31/26	1,375,561
250,000	United States Treasury Note		3.6250	05/15/26	249,972
1,020,000	United States Treasury Note		0.7500	05/31/26	1,010,415
1,598,000	United States Treasury Note		4.3750	07/31/26	1,603,708
					5,164,881

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $18,756,487)				18,764,793

	TOTAL INVESTMENTS - 92.1% (Cost $46,994,348)				$47,034,644
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.9%				4,053,545
	NET ASSETS - 100.0%				$51,088,189

LP	- Limited Partnership

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

USBMMY3M	- US Treasury 3 Month Bill Money Market Yield

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is $624,648 or 1.2% of net assets.

(b)	Zero coupon bond.

(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2026

ASSETS
Investment securities:
At cost	$46,994,348
At value	$47,034,644
Cash	323,616
Receivable for investments sold	3,435,000
Interest receivable	442,542
Prepaid expenses and other assets	3,758
TOTAL ASSETS	51,239,560

LIABILITIES
Distributions payable	109,089
Payable to related parties	5,283
Investment advisory fees payable	3,307
Accrued expenses and other liabilities	33,692
TOTAL LIABILITIES	151,371
NET ASSETS	$51,088,189

Net Assets Consist Of:
Paid in capital	$51,001,482
Accumulated earnings	86,707
NET ASSETS	$51,088,189

Net Asset Value Per Share:
Net Assets	$51,088,189
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	510,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$100.17

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF OPERATIONS
For the Year Ended January 31, 2026

INVESTMENT INCOME
Interest	$2,129,080
TOTAL INVESTMENT INCOME	2,129,080

EXPENSES
Investment advisory fees	140,835
Administrative services fees	83,716
Legal fees	24,327
Audit fees	18,403
Custodian fees	17,684
Trustees fees and expenses	11,130
Transfer agent fees	10,574
Printing and postage expenses	6,671
Professional fees	4,045
Insurance expense	3,354
Other expenses	4,060
TOTAL EXPENSES	324,799
Less: Fees waived by the Advisor	(90,005)
NET EXPENSES	234,794

NET INVESTMENT INCOME	1,894,286

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	13,267
Net change in unrealized depreciation on investments	(47,428)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(34,161)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,860,125

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For Year Ended	For Year Ended
	January 31, 2026	January 31, 2025
FROM OPERATIONS
Net investment income	$1,894,286	$2,229,562
Net realized gain on investments	13,267	9,447
Net change in unrealized appreciation (depreciation) on investments	(47,428)	18,561
Net increase in net assets resulting from operations	1,860,125	2,257,570

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(1,889,857)	(2,222,766)
Net decrease in net assets resulting from distributions to shareholders	(1,889,857)	(2,222,766)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,011,647	—
Net increase in net assets resulting from shares of beneficial interest	5,011,647	—

TOTAL INCREASE IN NET ASSETS	4,981,915	34,804

NET ASSETS
Beginning of Year	46,106,274	46,071,470
End of Year	$51,088,189	$46,106,274

SHARE ACTIVITY
Shares Sold	50,000	—
Net increase in shares of beneficial interest outstanding	50,000	—

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	For the Year Ended	For the Year Ended		For the Year Ended		For the Year Ended	For the Year Ended
	January 31, 2026	January 31, 2025		January 31, 2024		January 31, 2023	January 31, 2022
Net asset value, beginning of year	$100.23	$100.16		$99.64		$99.66	$100.11
Activity from investment operations:
Net investment income (loss) (1)	4.05	4.85		4.41		1.14	(0.03)
Net realized and unrealized gain (loss) on investments	(0.07)	0.06		0.52		(0.05)	(0.40)
Total from investment operations	3.98	4.91		4.93		1.09	(0.43)
Less distributions from:
Net investment income	(4.03)	(4.84)		(4.41)		(1.11)	(0.01)
Net realized gains	(0.01)	—		—		—	—
Return of capital	—	—		—		—	(0.01)
Total distributions	(4.04)	(4.84)		(4.41)		(1.11)	(0.02)
Net asset value, end of year	$100.17	$100.23		$100.16		$99.64	$99.66
Total return (3)	4.04%	5.00	% (5)	5.05	% (5)	1.10%	(0.42)%
Net assets, at end of year (000s)	$51,088	$46,106		$46,071		$50,817	$50,826
Ratio of gross expenses to average net assets (4)	0.69%	0.68%		0.63%		0.61%	0.59%
Ratio of net expenses to average net assets	0.50%	0.50%		0.50%		0.50%	0.50%
Ratio of net investment income (loss) to average net assets	4.03%	4.83%		4.41%		1.14%	(0.03)%
Portfolio Turnover Rate (2)	80%	78%		66%		45%	92%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day of the period and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived fees or reimbursed a portion of the expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and /or expense reimbursements by Arrow Investment Advisors, LLC.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2026

1.	ORGANIZATION

The Arrow Reserve Capital Management ETF (the “Fund”) is a diversified series of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to preserve capital while maximizing current income. The investment objective is non-fundamental. The Fund commenced operations on March 30, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2026

approved by the Trust’s Board of Trustees (the “Board”) using methods that include consideration of current market quotations from a major market maker in the securities and consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor, as the Board designated Valuation Designee, and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2026 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$28,269,851	$—	$28,269,851
U.S. Government & Agencies	—	18,764,793	—	18,764,793
Total	$—	$47,034,644	$—	$47,034,644

The Fund did not hold any Level 1 or Level 3 securities during the year.

*	See Schedule of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended January 31, 2023, to January 31, 2025, or expected to be taken in the Fund’s January 31, 2026, year-end tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the year ended January 31, 2026, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2026

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expenses and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

3.	INVESTMENT TRANSACTIONS

For the year ended January 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $13,720,993 and $16,105,218, respectively.

For the year ended January 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2026

Advisor has engaged Halyard Asset Management LLC as the sub-advisor (the “Sub-Advisor”) to the Fund. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Archer Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. The Distributor is an affiliate of the Advisor. The Distributor provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. The Distributor does not receive any compensation from the Advisor for providing services.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets. The Sub-Advisor is paid a contractual fee rate of 0.10% of net assets, paid by the Advisor to the Sub-Advisor. For the year ended January 31, 2026, the Fund incurred $140,835 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2026 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation) will not exceed 0.50%, herein referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three-year period (within three years after the fees have been waived or reimbursed), shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the lesser of the Expense Limitation in place at the time of waiver or recapture. If the Fund’s operating expenses subsequently exceed the applicable Expense Limitation, the reimbursements for the Fund shall be suspended. For the year ended January 31, 2026, the Advisor waived fees in the amount of $90,005 pursuant to the Waiver Agreement. The following amounts are subject to recapture by the Advisor through the following date:

1/31/2027	1/31/2028	1/31/2029
$63,690	$85,136	$90,005

The Advisor may seek reimbursement only for expenses that were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2026

The Trust, with respect to the Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC ( “Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund or disclosed as capital shares for the Fund in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee
$150

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2026

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended January 31, 2026, and January 31, 2025 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2026	January 31, 2025
Ordinary Income	$1,923,018	$2,079,292
Long-Term Capital Gain	1,224	—
Return of Capital	—	—
	$1,924,242	$2,079,292

*	Differences in distributions between the Statement of Changes paid from book and tax on the income funds relate to the adjustments for dividends payable for tax purposes.

As of January 31, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$153,716	$1,784	$—	$—	$(109,089)	$40,296	$86,707

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income and accumulated net realized gain from security transactions are primarily attributable to the adjustments for dividend payable. In addition, the amount listed under other book/tax differences are primarily attributable to tax adjustments for accrued dividends payable.

As of January 31, 2026, the Fund had no capital loss carry forwards for federal income tax purposes available to offset future capital gains.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$46,994,348	$40,987	$(691)	$40,296

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
January 31, 2026

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Distributions: The Board declared the following distributions after January 31, 2026:

Distribution Per Share	Ex Date	Record Date	Payable Date
$0.2406	2/27/2026	2/27/2026	3/4/2026

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Arrow Reserve Capital Management ETF
and Board of Trustees of Arrow Investments Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Arrow Reserve Capital Management ETF (the “Fund”), a series of Arrow Investments Trust, as of January 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended January 31, 2022 were audited by other auditors whose report dated March 31, 2022 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
April 1, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Arrow Reserve Capital Management ETF
Additional Information (Unaudited)
January 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held September 26, 2025 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investment Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Halyard Asset Management, LLC (the “Sub-Adviser”) with respect to the Arrow Reserve Capital Management ETF (the “Fund”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement and Sub-Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below are summaries of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement and the Sub-Advisory Agreement:

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreement with the Adviser, the Board considered the nature, extent and quality of services that the Adviser provided to the Fund, including the Adviser’s personnel and resources. The Board reviewed the backgrounds of the personnel providing services to the Fund, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged the Adviser’s efforts and resources with respect to various regulatory initiatives, including with respect to derivatives and valuation. The Board also considered the Adviser’s financial position and the entrepreneurial risk that the Adviser was undertaking to maintain its financial commitment to the Fund.

The Board noted the responsibilities that the Adviser has as the investment adviser to the Fund, including (i) overseeing the investment decisions of the Sub-Adviser and conduct ongoing performance reviews; (ii) reviewing and monitoring the portfolio trading by the Sub-Adviser,

Arrow Reserve Capital Management ETF
Additional Information (Unaudited)(Continued)
January 31, 2026

including without limitation, trade allocation policies and procedures, best execution and the use of soft-dollars; (iii) overseeing the Sub-Adviser’s compliance with prospectus limitations and other relevant investment restrictions; and (iv) coordinating communications with the Sub-Adviser. The Board concluded that the services the Adviser provided were satisfactory.

In considering the approval of the Sub-Advisory Agreement, the Board considered the nature, extent and quality of services the Sub-Adviser provided under the Sub-Advisory Agreement. The Board reviewed the services the Sub-Adviser provided, the background of the investment professionals servicing the Fund, and the Sub-Adviser’s reputation, resources and investment approach. The Board also reviewed information provided regarding trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services the Sub-Adviser provided were satisfactory.

Performance. The Board reviewed performance information that the Adviser provided for the Fund compared to the Fund’s Benchmark Index, other relevant indexes, and the funds in a peer universe (the “Peer Group”) for the year to date, one-, three-, five-, ten-year and since inception periods ended August 30, 2025, as applicable. The Board also received information on the construction of the Fund’s Peer Group.

The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (ICE Bank of America/Merrill Lynch U.S. 6 Month Treasury Bill Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the year to date since inception periods. The Board noted that the Fund had underperformed the Peer Group averages for the year to date since inception periods. The Board also noted that the Fund outperformed the Peer Group averages for the one-, three-, and five-year periods. The Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board reviewed the contractual advisory fee and expense ratio for the Fund taking into account the Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of the Fund’s Peer Group. The Board noted that the Adviser had entered into an expense limitation agreement to waive fees and/or limit expenses of the Fund, in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for the Fund. The Board discussed the level of work involved in the Adviser’s management and oversight of the Fund, including with respect to oversight of the Sub-Adviser, and the other services that the Adviser provided to the Fund.

The Board noted that the advisory fee of 0.30% was below the peer group average of 0.38% but higher than the Morningstar category average of 0.29%. They further noted that the Fund’s net expense ratio of 0.50% was below the peer group average of 0.53% but higher than the Morningstar category average of 0.35%. The Board concluded that the fees were not unreasonable. The Board considered the Sub-Adviser’s sub-advisory fee of 0.10%. They noted that the fee was lower than the average fee changed by the Sub-Adviser for managing other client accounts. The Board noted that the fee was negotiated at arm’s length between the Adviser and the Sub-Adviser, an unaffiliated third party. The Board also evaluated the reasonableness of the

Arrow Reserve Capital Management ETF
Additional Information (Unaudited)(Continued)
January 31, 2026

fee split between the Adviser and the Sub-Adviser. he Board concluded that the fees were not unreasonable.

Profitability. The Board reviewed the profitability of the Adviser with respect to the Fund. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that the Adviser experienced a loss from the Fund, without considering marketing related costs. The Board concluded that the profitability of the Adviser in connection with the management of the Fund was not excessive given the nature, extent and quality of the services provided.

Economies of Scale. The Board considered whether the Adviser realized economies of scale with respect to its management of the Fund. The Board noted the Fund had yet reached an asset level where the Adviser could likely realize meaningful economies of scale. The Board noted that the Adviser had indicated its willingness to discuss the matter of breakpoints with the Board as the Fund increased its assets. The Board agreed that in light of the Adviser’s willingness to consider breakpoints as the Fund reached higher asset levels, the absence of breakpoints was acceptable.

Fall-out Benefits. Because of its relationship with the Fund, the Adviser, the Sub-Adviser, and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by the Adviser and the Sub-Adviser as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that that the continuance of the Advisory Agreement and continuance of the Sub-Advisory Agreement be approved.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933, by visiting www.arrowfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

INVESTMENT SUB-ADVISOR
Halyard Asset Management, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date	4/10/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date	4/10/26

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date	4/10/26